Private Securities Offering - Additional Information (Detail) - Entity [Domain] - USD ($)		2 Months Ended	12 Months Ended
	Oct. 23, 2013	May. 31, 2013	May. 31, 2015	May. 31, 2014	Feb. 06, 2015	Sep. 26, 2014
Equity and Equity Units Offering Disclosure [Line Items]
Warrant exercise price		$ 0.75	$ 0.50
Convertible notes term		6 months		6 months
Convertible notes		$ 3,981,050	$ 4,862,257		$ 1,500,000	$ 2,000,000
Convertible note conversion price per share		$ 0.75		$ 0.65
Convertible notes, interest rate		7.00%		5.00%
Term of warrants		5 years	5 years
Private Equity Offering
Equity and Equity Units Offering Disclosure [Line Items]
Units sold at private equity offering	11,153,850
Price per unit	$ 1.30
Proceeds from units sold at private equity offering	$ 14,500,000
Number of common stock per unit	2
Number of shares issued			20,989,494
Warrant to purchase common share	1
Warrant exercise price	$ 0.75		$ 0.75
Number of common stock warrants issued			11,153,850